Document and Entity Information	Aug. 07, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 07, 2019
Entity Registrant Name	SILGAN HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-22117
Entity Tax Identification Number	06-1269834
Entity Address, Address Line One	4 Landmark Square
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	203
Local Phone Number	975-7110
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000849869
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SLGN
Security Exchange Name	NASDAQ